Average Annual Total Returns - LVIP US Growth Allocation Managed Risk Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	U.S. Growth Blended Composite (reflects no deductions for fees, expenses or taxes) 1 year		U.S. Growth Blended Composite (reflects no deductions for fees, expenses or taxes) 5 years		U.S. Growth Blended Composite (reflects no deductions for fees, expenses or taxes) Since Inception
Total	8.50%	7.78%	6.13%	May 01, 2015	8.24%	7.51%	5.87%	May 01, 2015	20.96%	15.60%	13.35%	18.12%	[1]	12.22%	[1]	10.32%	[1]

[1]	The U.S. Growth Blended Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 49% Russell 1000® Index, 30% Bloomberg Barclays U.S. Aggregate Bond Index, 14% Russell Midcap® Index, and 7% Russell 2000® Index. The U.S. Growth Blended Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the U.S. Growth Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.